Derivative Instruments - Maturity of Cash Flow Hedges (Details) - Cash flow hedges - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about hedging instruments [line items]
Notional amount	$ 3,391.9	$ 2,617.8
Foreign currency
Disclosure of detailed information about hedging instruments [line items]
Notional amount	104.0	156.4
Interest rate
Disclosure of detailed information about hedging instruments [line items]
Notional amount	3,287.9	2,461.4
Less than 3 months
Disclosure of detailed information about hedging instruments [line items]
Notional amount	135.5	63.8
Less than 3 months | Foreign currency
Disclosure of detailed information about hedging instruments [line items]
Notional amount	35.5	63.8
Less than 3 months | Interest rate
Disclosure of detailed information about hedging instruments [line items]
Notional amount	100.0	0.0
3 to 12 months
Disclosure of detailed information about hedging instruments [line items]
Notional amount	610.0	534.0
3 to 12 months | Foreign currency
Disclosure of detailed information about hedging instruments [line items]
Notional amount	63.0	92.6
3 to 12 months | Interest rate
Disclosure of detailed information about hedging instruments [line items]
Notional amount	547.0	441.4
1 to 5 years
Disclosure of detailed information about hedging instruments [line items]
Notional amount	2,646.4	2,020.0
1 to 5 years | Foreign currency
Disclosure of detailed information about hedging instruments [line items]
Notional amount	5.5	0.0
1 to 5 years | Interest rate
Disclosure of detailed information about hedging instruments [line items]
Notional amount	2,640.9	2,020.0
Over 5 years
Disclosure of detailed information about hedging instruments [line items]
Notional amount	0.0	0.0
Over 5 years | Foreign currency
Disclosure of detailed information about hedging instruments [line items]
Notional amount	0.0	0.0
Over 5 years | Interest rate
Disclosure of detailed information about hedging instruments [line items]
Notional amount	$ 0.0	$ 0.0